UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001660974

Magni Finance Designated Activity Co.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001659929

Central Index Key Number of underwriter (if applicable):

Timothy Mooney 952-893-1554

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Independent Accountant’s Report on Applying Asset Agreed Upon Procedures, dated November 27, 2015, which was obtained by the addressees thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

Exhibits

99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Eurynome LLC (Depositor)

Date:	December 14, 2015

	/s/ Timothy Mooney	(Signature)
By:	Timothy Mooney
Title:	Vice President (Senior Officer in Charge of Securitization)